Right-of-Use Asset/Lease Liability (Details) - Schedule of Right-of-Use Asset and Lease Liability - Office Space [Member] - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cost
Right-of-use asset, Beginning balance	RM 259,526	RM 106,183
Right-of-use asset, Ending balance	134,954	259,526	RM 106,183
Net carrying amount	134,954	259,526	106,183
Payment of:
Net carrying amount	138,899	260,592	108,069
Current liabilities	127,945	121,693	108,069
Non-current liabilities	10,954	138,899
Total liabilities	138,899	260,592	108,069
Lease Liability [Member]
Lease liability
Lease liability, Beginning balance	260,592	108,069
Additions		280,288	222,984
Interest charged	10,307	4,235	6,085
Lease liability, Ending balance	270,899	392,592	229,069
Payment of:
- principal	(121,693)	(127,765)	(114,915)
- interest	(10,307)	(4,235)	(6,085)
Total payments	(132,000)	(132,000)	(121,000)
Net carrying amount	138,899	260,592	108,069
Total liabilities	138,899	260,592	108,069
Cost [Member] | Right-of-Use Asset [Member]
Cost
Right-of-use asset, Beginning balance	503,272	222,984
Additions		280,288	222,984
Right-of-use asset, Ending balance	503,272	503,272	222,984
Net carrying amount	503,272	503,272	222,984
Accumulated Depreciation [Member] | Right-of-Use Asset [Member]
Cost
Right-of-use asset, Beginning balance	(243,746)	(116,801)
Charge for the year	(124,572)	(126,945)	(116,801)
Right-of-use asset, Ending balance	(368,318)	(243,746)	(116,801)
Net carrying amount	RM (368,318)	RM (243,746)	RM (116,801)